Eagle Growth & Income Fund
Eagle Mutual Funds SUMMARY OF GROWTH & INCOME FUND | 3.1.2014
Investment objective
The Eagle Growth & Income Fund ("Growth & Income Fund" or the "fund") primarily seeks long-term capital appreciation and, secondarily, seeks current income.
Fees and expenses of the fund
Fees and expenses of the fund | The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Growth & Income Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 35 of the fund's Prospectus and on page 27 of the fund's Statement of Additional Information.
Shareholder fees (fees paid directly from your investment):
Shareholder Fees Eagle Growth & Income Fund (USD $)	Class A		Class C	Class I	Class R-3	Class R-5	Class R-6
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	4.75%		none	none	none	none	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	none	[1]	1.00%	none	none	none	none
Redemption Fee	none		none	none	none	none	none
[1]	If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Eagle Growth & Income Fund	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6
Management Fees	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none	0.50%	none	none
Other Expenses	0.35%	0.35%	0.31%	0.44%	0.23%	0.22%
Total Annual Fund Operating Expenses	1.09%	1.84%	0.80%	1.43%	0.72%	0.71%

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Eagle Growth & Income Fund (USD $)	Year 1	Year 3	Year 5	Year 10
Class A	581	805	1,047	1,741
Class C	287	579	995	2,159
Class I	82	255	444	990
Class R-3	146	452	782	1,713
Class R-5	74	230	401	894
Class R-6	73	227	395	883

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.
Principal investment strategies
During normal market conditions, the Growth & Income Fund seeks to achieve its objective by investing primarily in domestic equity securities (predominantly common stocks) that the portfolio managers believe are high-quality, financially strong companies that pay above-market dividends, have cash resources (i.e. free cash flow) and a history of raising dividends. The portfolio managers select companies based in part upon their belief that those companies have the following characteristics: (1) yield or dividend growth at or above the S&P 500 Index; (2) potential for growth; and (3) stock price below its estimated intrinsic value. The fund generally sells securities when their price appreciations reach or exceed sustainable levels, a company's fundamentals deteriorate, or a more attractive investment opportunity develops. Equity securities purchased by the fund typically include common stocks, convertible securities, preferred stocks, and real estate investment trusts. In addition, the fund generally invests in mid- and large-capitalization companies that are diversified across different industries and sectors. From time to time, the fund's portfolio may include the stocks of fewer companies than other diversified funds.

The fund also may own a variety of other securities that, in the opinion of the fund's portfolio managers, offer prospects for meeting the fund's investment goals. These securities include equity securities of companies economically tied to countries outside of the U.S.
Principal risks
The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund's net asset value ("NAV") also increases and decreases. Investments in this fund are subject to the following primary risks:
  Focused holdings risk is the risk of a fund holding a core portfolio of stocks of fewer companies than other diversified funds;
  Foreign security risk is the risk of instability in currency exchange rates, political unrest, economic conditions, custodial arrangements or foreign law changes; Foreign security risk may also apply to ADRs, GDRs and EDRs. The risks associated with investments in governmental or quasi-governmental entities of a foreign country are heightened by the potential for unexpected governmental change and inadequate government oversight;
  Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;
  Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, limited managerial and financial resources, and more volatile performance, compared to larger, more established companies;
  Stock market risk is the risk of broad stock market decline or decline in particular holdings; and
  Value stock risk arises from the possibility that a stock's intrinsic value may not be fully realized by the market.

Performance
The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund's returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund's Class A share performance from one year to another. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

During 10 year period (Class A shares):
	Return	Quarter Ended
Best Quarter	23.28%	June 30, 2009
Worst Quarter	(14.03)%	December 31, 2008

The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Average annual total returns (for the periods ended December 31, 2013): Fund return (after deduction of sales charges and expenses)
Average Annual Total Returns Eagle Growth & Income Fund	Inception Date	1-yr	5-yr	10-yr	Lifetime
Class A	Dec. 15, 1986	22.38%	15.71%	8.47%
Class A After Taxes on Distributions		21.30%	14.84%	7.25%
Class A After Taxes on Distributions and Sale of Fund Shares		13.48%	12.65%	6.63%
Class C	Apr. 03, 1995	27.53%	15.99%	8.18%
Class I	Mar. 18, 2009	28.86%			21.12%
Class R-3	Sep. 30, 2009	28.09%			13.35%
Class R-5	Dec. 28, 2009	28.91%			13.97%
Class R-6	Aug. 15, 2011	29.06%			20.59%
S&P 500® Index (Lifetime period is measured from the inception date of Class I shares) (reflects no deduction for fees, expenses or taxes)		32.39%	17.94%	7.41%	21.86%

To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3, Class R-5, and Class R-6 will vary.